SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0		$ 0
Net income	(1,380,134)	$ (2,478,257)	(2,760,924)	$ 2,042,352	2,211,309	$ (12,606,540)
Cash	5,837		5,837		98,800	264
Accumulated deficit	52,110,499		52,110,499		49,349,575	$ 51,560,884
Working capital deficit	$ 13,300,000		$ 13,300,000		$ 11,158,772